Loss Per Share - Schedule of basic and diluted loss per share (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended				12 Months Ended
	Mar. 31, 2021		Mar. 31, 2020		Dec. 31, 2020		Dec. 31, 2019
Earnings Per Share [Abstract]
Net loss	$ (9,688)		$ (34,618)		$ (136,392)		$ (98,895)
Weighted average shares outstanding
Basic (in shares)	59,901,306	[1]	323,328	[1]	34,833,211	[2]	301,559	[2]
Diluted (in shares)	59,901,306	[1]	323,328	[1]	34,833,211	[2]	301,559	[2]
Basic loss per common share (in dollars per share)	$ (0.16)		$ (107.07)		$ (3.92)		$ (327.95)
Diluted loss per common share (in dollars per share)	$ (0.16)		$ (107.07)		$ (3.92)		$ (327.95)

[1]	Retroactively restated March 31, 2020 for the reverse recapitalization. Refer to Note 3 - Recapitalization Transaction and Note 17 - Loss Per Share for further information.
[2]	Retroactively restated for the reverse recapitalization. Refer to Note 2 - Summary of Significant Accounting Policies and Note 17 - Loss Per Share for further information.